INCOME TAX (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [line items]
Non capital losses	$ 164,427,000	$ 136,072,000
Provision	7,215,000	11,657,000
Share issue costs	306,000	1,711,000
Mineral properties, plant and equipment	184,970,000	12,705,000
Lease obligation	578,000	863,000
Derivative liabilities	335,000
Capital losses		4,204,000
Investments in subsidiaries	1,070,000	901,000
Unrecognized deductible temporary differences	358,901,000	168,114,000
MEXICO
Income Taxes [line items]
Non capital losses	20,000	378,000
Investments in subsidiaries	150,379,000	204,283,000
PERU
Income Taxes [line items]
Investments in subsidiaries	78,505,000	59,976,000
WEST AFRICA
Income Taxes [line items]
Investments in subsidiaries	$ 18,122,000	$ 114,559,000